OPERATING SEGMENTS (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating segments [Line Items]
Total interest and valuation		$ 16,116,500		$ 16,696,393		$ 15,748,805	[1]
Interest income on loans and financial leases		15,566,424		15,984,301	[2]	15,020,342	[1]
Total Debt investments		601,374		859,731	[2]	742,714	[1]
Derivatives		(22,575)		(61,667)	[2]	(4,750)	[1]
Total liquidity operations		(28,723)		(85,972)	[2]	(9,501)	[1]
Interest expenses		(5,670,216)		(6,232,986)	[2]	(6,053,100)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		10,446,284		10,463,407	[2]	9,695,705	[1]
Total credit impairment charges, net		(3,843,072)		(3,461,617)	[2]	(2,731,152)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		6,603,212		7,001,790	[2]	6,964,553	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		0		0	[2]	0	[1]
Fee and commission income		3,994,259	[3]	3,621,114	[2],[3]	3,299,933	[1],[4]
Fees and commission expenses		(1,213,056)		(1,075,115)	[2]	(968,970)	[1]
Total fees and commission income, net		2,781,203		2,545,999	[2]	2,330,963	[1]
Other operating income		1,203,802		1,578,209	[2]	1,466,655	[1]
Dividends received, and share of profits of equity method investees		341,795		266,170	[2]	176,692	[1]
Recovery (Impairment) charges on cash-generating unit		168,756		(173,339)	[2]
Total operating income, net		11,098,768		11,218,829	[2]	10,938,863	[1]
Operating expenses	[4]	(6,988,996)		(6,746,947)	[2]	(6,452,772)	[1]
Impairment, depreciation and amortization		493,902		479,111		517,809
Total operating expenses		(7,482,898)		(7,226,058)	[2]	(6,970,581)	[1]
Profit before tax		3,615,870		3,992,771	[2]	3,968,282	[1]
Banking Colombia [Member]
Operating segments [Line Items]
Total interest and valuation		12,215,644		12,995,017	[2]	11,586,785	[1]
Interest income on loans and financial leases		11,990,678		12,586,875	[2]	11,196,951	[1]
Total Debt investments		366,354		602,304	[2]	464,504	[1]
Derivatives		(17,023)		(54,156)	[2]	(10,197)	[1]
Total liquidity operations		(124,365)		(140,006)	[2]	(64,473)	[1]
Interest expenses		(4,194,772)		(4,791,976)	[2]	(4,542,701)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		8,020,872		8,203,041	[2]	7,044,084	[1]
Total credit impairment charges, net		(3,354,330)		(3,195,837)	[2]	(1,797,848)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		4,666,542		5,007,204	[2]	5,246,236	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(6,986)		(59,884)	[2]	(65,915)	[1]
Fee and commission income		2,841,302	[3]	2,531,221	[2],[3]	2,063,018	[1],[4]
Fees and commission expenses		(1,009,573)		(889,481)	[2]	(767,655)	[1]
Total fees and commission income, net		1,831,729		1,641,740	[2]	1,295,363	[1]
Other operating income		250,598		608,025	[2]	569,326	[1]
Dividends received, and share of profits of equity method investees		(49,316)		(53,141)	[2]	(264,715)	[1]
Recovery (Impairment) charges on cash-generating unit		0		0	[2]
Total operating income, net		6,692,567		7,143,944	[2]	6,780,295	[1]
Operating expenses	[4]	(4,902,500)		(4,715,976)	[2]	(4,142,515)	[1]
Impairment, depreciation and amortization		(177,779)		(147,262)	[2]	(147,261)	[1]
Total operating expenses		(5,080,279)		(4,863,238)	[2]	(4,289,776)	[1]
Profit before tax		1,612,288		2,280,706	[2]	2,490,519	[1]
Banking Panama [Member]
Operating segments [Line Items]
Total interest and valuation		1,573,928		1,495,446	[2]	1,399,852	[1]
Interest income on loans and financial leases		1,449,441		1,374,398	[2]	1,284,986	[1]
Total Debt investments		101,599		93,154	[2]	94,284	[1]
Derivatives		(13,250)		438	[2]	3,274	[1]
Total liquidity operations		36,138		27,456	[2]	17,308	[1]
Interest expenses		(558,126)		(523,312)	[2]	(457,611)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		1,015,802		972,134	[2]	942,241	[1]
Total credit impairment charges, net		(269,164)		(46,468)	[2]	(367,781)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		746,638		925,666	[2]	574,460	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(30,634)		(26,837)	[2]	(20,600)	[1]
Fee and commission income		312,762	[3]	317,753	[2],[3]	291,853	[1],[4]
Fees and commission expenses		(120,520)		(112,986)	[2]	(111,590)	[1]
Total fees and commission income, net		192,242		204,767	[2]	180,263	[1]
Other operating income		39,781		8,662	[2]	18,851	[1]
Dividends received, and share of profits of equity method investees		4,240		7,038	[2]	4,692	[1]
Recovery (Impairment) charges on cash-generating unit		0		0	[2]
Total operating income, net		952,267		1,119,296	[2]	757,666	[1]
Operating expenses	[4]	(554,890)		(569,219)	[2]	(589,535)	[1]
Impairment, depreciation and amortization		(55,127)		(55,197)	[2]	(62,459)	[1]
Total operating expenses		(610,017)		(624,416)	[2]	(651,994)	[1]
Profit before tax		342,250		494,880	[2]	105,672	[1]
Banking El Salvador [Member]
Operating segments [Line Items]
Total interest and valuation		931,405		882,806	[2]	901,757	[1]
Interest income on loans and financial leases		861,174		830,050	[2]	844,687	[1]
Total Debt investments		25,081		31,582	[2]	48,264	[1]
Derivatives		0		0	[2]	0	[1]
Total liquidity operations		45,150		21,174	[2]	8,806	[1]
Interest expenses		(252,351)		(256,994)	[2]	(252,011)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		679,054		625,812	[2]	649,746	[1]
Total credit impairment charges, net		(94,301)		(110,018)	[2]	(55,985)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		584,753		515,794	[2]	593,761	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(2,029)		(963)	[2]	(3,054)	[1]
Fee and commission income		227,114	[3]	211,159	[2],[3]	203,623	[1],[4]
Fees and commission expenses		(43,216)		(40,325)	[2]	(45,361)	[1]
Total fees and commission income, net		183,898		170,834	[2]	158,262	[1]
Other operating income		4,842		(7,799)	[2]	1,302	[1]
Dividends received, and share of profits of equity method investees		1,894		324	[2]	711	[1]
Recovery (Impairment) charges on cash-generating unit		0		0	[2]
Total operating income, net		773,358		678,190	[2]	750,982	[1]
Operating expenses	[4]	(402,831)		(383,002)	[2]	(390,309)	[1]
Impairment, depreciation and amortization		(26,122)		(34,671)	[2]	(50,323)	[1]
Total operating expenses		(428,953)		(417,673)	[2]	(440,632)	[1]
Profit before tax		344,405		260,517	[2]	310,350	[1]
Banking Guatemala [Member]
Operating segments [Line Items]
Total interest and valuation		894,934		865,038	[2]	869,329	[1]
Interest income on loans and financial leases		821,276		767,986	[2]	763,031	[1]
Total Debt investments		72,896		100,193	[2]	96,081	[1]
Derivatives		0		0	[2]	5,323	[1]
Total liquidity operations		762		(3,141)	[2]	4,894	[1]
Interest expenses		(360,988)		(348,726)	[2]	(348,219)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		533,946		516,312	[2]	521,110	[1]
Total credit impairment charges, net		(136,289)		(125,877)	[2]	(127,839)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		397,657		390,435	[2]	393,271	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(7,574)		(972)	[2]	701	[1]
Fee and commission income		141,253	[3]	126,022	[2],[3]	81,737	[1],[4]
Fees and commission expenses		(29,320)		(24,457)	[2]	(22,992)	[1]
Total fees and commission income, net		111,933		101,565	[2]	58,745	[1]
Other operating income		52,287		54,246	[2]	55,942	[1]
Dividends received, and share of profits of equity method investees		580		608	[2]	779	[1]
Recovery (Impairment) charges on cash-generating unit		0		0	[2]
Total operating income, net		554,883		545,882	[2]	509,438	[1]
Operating expenses	[4]	(373,279)		(343,646)	[2]	(323,001)	[1]
Impairment, depreciation and amortization		(84,996)		(101,392)	[2]	(112,429)	[1]
Total operating expenses		(458,275)		(445,038)	[2]	(435,430)	[1]
Profit before tax		96,608		100,844	[2]	74,008	[1]
Trust [Member]
Operating segments [Line Items]
Total interest and valuation		404		794	[2]	827	[1]
Interest income on loans and financial leases		0		0	[2]	0	[1]
Total Debt investments		105		193	[2]	283	[1]
Derivatives		0		0	[2]	0	[1]
Total liquidity operations		299		601	[2]	544	[1]
Interest expenses		(39)		(102)	[2]	(20)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		365		692	[2]	807	[1]
Total credit impairment charges, net		(826)		(549)	[2]	(164)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(461)		143	[2]	643	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(32,509)		(33,024)	[2]	(22,893)	[1]
Fee and commission income		313,908	[3]	285,648	[2],[3]	239,610	[1],[4]
Fees and commission expenses		(2,380)		(1,982)	[2]	(865)	[1]
Total fees and commission income, net		311,528		283,666	[2]	238,745	[1]
Other operating income		19,826		13,560	[2]	13,500	[1]
Dividends received, and share of profits of equity method investees		18,572		18,249	[2]	16,873	[1]
Recovery (Impairment) charges on cash-generating unit		0		0	[2]
Total operating income, net		316,956		282,594	[2]	246,868	[1]
Operating expenses	[4]	(111,614)		(113,482)	[2]	(87,951)	[1]
Impairment, depreciation and amortization		(588)		(540)	[2]	(612)	[1]
Total operating expenses		(112,202)		(114,022)	[2]	(88,563)	[1]
Profit before tax		204,754		168,572	[2]	158,305	[1]
Investment banking [Member]
Operating segments [Line Items]
Total interest and valuation		22		94	[2]	136	[1]
Interest income on loans and financial leases		0		0	[2]	0	[1]
Total Debt investments		22		94	[2]	136	[1]
Derivatives		0		0	[2]	0	[1]
Total liquidity operations		0		0	[2]	0	[1]
Interest expenses		0		0	[2]	0	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		22		94	[2]	136	[1]
Total credit impairment charges, net		(135)		466	[2]	(423)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(113)		560	[2]	(287)	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		20,187		16,209	[2]	12,891	[1]
Fee and commission income		20,271	[3]	28,747	[2],[3]	19,843	[1],[4]
Fees and commission expenses		(46)		(52)	[2]	(22)	[1]
Total fees and commission income, net		20,225		28,695	[2]	19,821	[1]
Other operating income		965		1,886	[2]	2,285	[1]
Dividends received, and share of profits of equity method investees		(67,990)		(70,114)	[2]	202,062	[1]
Recovery (Impairment) charges on cash-generating unit		173,339	[5]	(173,339)	[2],[6]
Total operating income, net		146,613		(196,103)	[2]	236,772	[1]
Operating expenses	[4]	(24,110)		(34,100)	[2]	(26,662)	[1]
Impairment, depreciation and amortization		(131)		(133)	[2]	(93)	[1]
Total operating expenses		(24,241)		(34,233)	[2]	(26,755)	[1]
Profit before tax		122,372		(230,336)	[2]	210,017	[1]
Brokerage [Member]
Operating segments [Line Items]
Total interest and valuation		24,273		8,916	[2]	17,160	[1]
Interest income on loans and financial leases		0		0	[2]	0	[1]
Total Debt investments		14,728		15,147	[2]	18,094	[1]
Derivatives		7,694		(7,661)	[2]	(2,113)	[1]
Total liquidity operations		1,851		1,430	[2]	1,179	[1]
Interest expenses		(15)		(72)	[2]	(33)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		24,258		8,844	[2]	17,127	[1]
Total credit impairment charges, net		155		(147)	[2]	(25)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		24,413		8,697	[2]	17,102	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		55,843		53,075	[2]	38,677	[1]
Fee and commission income		113,970	[3]	97,185	[2],[3]	80,571	[1],[4]
Fees and commission expenses		(2,734)		(482)	[2]	(511)	[1]
Total fees and commission income, net		111,236		96,703	[2]	80,060	[1]
Other operating income		(10,468)		(11,647)	[2]	(9,923)	[1]
Dividends received, and share of profits of equity method investees		(12,416)		12,278	[2]	32,567	[1]
Recovery (Impairment) charges on cash-generating unit		0		0	[2]
Total operating income, net		168,608		159,106	[2]	158,483	[1]
Operating expenses	[4]	(98,687)		(101,255)	[2]	(110,317)	[1]
Impairment, depreciation and amortization		(1,402)		(1,398)	[2]	(1,980)	[1]
Total operating expenses		(100,089)		(102,653)	[2]	(112,297)	[1]
Profit before tax		68,519		56,453	[2]	46,186	[1]
Off shore [Member]
Operating segments [Line Items]
Total interest and valuation		547,878		444,649	[2]	442,107	[1]
Interest income on loans and financial leases		434,754		412,418	[2]	431,381	[1]
Total Debt investments		20,559		16,329	[2]	16,205	[1]
Derivatives		86,779		6,085	[2]	(7)	[1]
Total liquidity operations		5,786		9,817	[2]	(5,472)	[1]
Interest expenses		(247,666)		(226,304)	[2]	(252,030)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		300,212		218,345	[2]	190,077	[1]
Total credit impairment charges, net		19,039		6,541	[2]	(52,294)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		319,251		224,886	[2]	137,783	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		98,987		101,327	[2]	99,914	[1]
Fee and commission income		20,840	[3]	19,390	[2],[3]	30,263	[1],[4]
Fees and commission expenses		(3,408)		(2,874)	[2]	(3,253)	[1]
Total fees and commission income, net		17,432		16,516	[2]	27,010	[1]
Other operating income		15,668		6,428	[2]	16,453	[1]
Dividends received, and share of profits of equity method investees		(270,523)		(239,328)	[2]	(269,096)	[1]
Recovery (Impairment) charges on cash-generating unit		0		0	[2]
Total operating income, net		180,815		109,829	[2]	12,064	[1]
Operating expenses	[4]	(53,313)		(56,593)	[2]	(60,688)	[1]
Impairment, depreciation and amortization		(2,072)		(967)	[2]	(972)	[1]
Total operating expenses		(55,385)		(57,560)	[2]	(61,660)	[1]
Profit before tax		125,430		52,269	[2]	(49,596)	[1]
All other segments [Member]
Operating segments [Line Items]
Total interest and valuation		14,737		10,201	[2]	30,299	[1]
Interest income on loans and financial leases		9,049		13,000	[2]	25,819	[1]
Total Debt investments		32		735	[2]	3,145	[1]
Derivatives		0		(289)	[2]	(1,030)	[1]
Total liquidity operations		5,656		(3,245)	[2]	2,365	[1]
Interest expenses		(56,259)		(85,928)	[2]	(99,991)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		(41,522)		(75,727)	[2]	(69,692)	[1]
Total credit impairment charges, net		(7,221)		1,696	[2]	871	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(48,743)		(74,031)	[2]	(68,821)	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(95,285)		(48,931)	[2]	(39,721)	[1]
Fee and commission income		2,988	[3]	3,989	[2],[3]	1,699	[1],[4]
Fees and commission expenses		(1,859)		(2,476)	[2]	(1,526)	[1]
Total fees and commission income, net		1,129		1,513	[2]	173	[1]
Other operating income		912,738		885,182	[2]	888,529	[1]
Dividends received, and share of profits of equity method investees		(34,485)		(61,156)	[2]	(175,595)	[1]
Recovery (Impairment) charges on cash-generating unit		(4,583)		0	[2]
Total operating income, net		730,771		702,577	[2]	604,565	[1]
Operating expenses	[4]	(467,770)		(430,212)	[2]	(400,243)	[1]
Impairment, depreciation and amortization		(144,722)		(137,377)	[2]	(137,672)	[1]
Total operating expenses		(612,492)		(567,589)	[2]	(537,915)	[1]
Profit before tax		118,279		134,988	[2]	66,650	[1]
Total before elimination [Member]
Operating segments [Line Items]
Total interest and valuation		16,203,225		16,702,961	[2]	15,248,252	[1]
Interest income on loans and financial leases		15,566,372		15,984,727	[2]	14,546,855	[1]
Total Debt investments		601,376		859,731	[2]	740,996	[1]
Derivatives		64,200		(55,583)	[2]	(4,750)	[1]
Total liquidity operations		(28,723)		(85,914)	[2]	(34,849)	[1]
Interest expenses		(5,670,216)		(6,233,414)	[2]	(5,952,616)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		10,533,009		10,469,547	[2]	9,295,636	[1]
Total credit impairment charges, net		(3,843,072)		(3,470,193)	[2]	(2,401,488)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		6,689,937		6,999,354	[2]	6,894,148	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		0		0	[2]	0	[1]
Fee and commission income		3,994,408	[3]	3,621,114	[2],[3]	3,012,217	[1],[4]
Fees and commission expenses		(1,213,056)		(1,075,115)	[2]	(953,775)	[1]
Total fees and commission income, net		2,781,352		2,545,999	[2]	2,058,442	[1]
Other operating income		1,286,237		1,558,543	[2]	1,556,265	[1]
Dividends received, and share of profits of equity method investees		(409,444)		(385,242)	[2]	(451,722)	[1]
Recovery (Impairment) charges on cash-generating unit		168,756		(173,339)	[2]
Total operating income, net		10,516,838		10,545,315	[2]	10,057,133	[1]
Operating expenses	[4]	(6,988,994)		(6,747,485)	[2]	(6,131,221)	[1]
Impairment, depreciation and amortization		(492,939)		(478,937)	[2]	(513,801)	[1]
Total operating expenses		(7,481,933)		(7,226,422)	[2]	(6,645,022)	[1]
Profit before tax		3,034,905		3,318,893	[2]	3,412,111	[1]
Adjustments for consolidation [Member]
Operating segments [Line Items]
Total interest and valuation		(86,725)	[7]	(6,568)	[2]	500,553	[1],[7]
Interest income on loans and financial leases		52	[7]	(426)	[2]	473,487	[1],[7]
Total Debt investments		(2)	[7]	0	[2]	1,718	[1],[7]
Derivatives		(86,775)	[7]	(6,084)	[2]	0	[1],[7]
Total liquidity operations		0	[7]	(58)	[2]	25,348	[1],[7]
Interest expenses		0	[7]	428	[2]	(100,484)	[1],[7]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		(86,725)	[7]	(6,140)	[2]	400,069	[1],[7]
Total credit impairment charges, net		0	[7]	8,576	[2]	(329,664)	[1],[7]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(86,725)	[7]	2,436	[2]	70,405	[1],[7]
Revenues (Expenses) from transactions with other operating segments of the Bank		0	[7]	0	[2]	0	[1],[7]
Fee and commission income	[7]	(149)	[3]	0	[2],[3]	287,716	[1],[4]
Fees and commission expenses		0	[7]	0	[2]	(15,195)	[1],[7]
Total fees and commission income, net		(149)	[7]	0	[2]	272,521	[1],[7]
Other operating income		(82,435)	[7]	19,666	[2]	(89,610)	[1],[7]
Dividends received, and share of profits of equity method investees		751,239	[7]	651,412	[2]	628,414	[1],[7]
Recovery (Impairment) charges on cash-generating unit		0	[7]	0	[2]
Total operating income, net		581,930	[7]	673,514	[2]	881,730	[1],[7]
Operating expenses	[7]	(2)		538	[2],[4]	(321,551)	[1],[4]
Impairment, depreciation and amortization		(963)	[7]	(174)	[2]	(4,008)	[1],[7]
Total operating expenses		(965)	[7]	364	[2]	(325,559)	[1],[7]
Profit before tax		$ 580,965	[7]	$ 673,878	[2]	$ 556,171	[1],[7]

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[3]	For further information about income from contracts with customers, see note 24.3. Fees and commissions.
[4]	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.
[5]	Includes imparment recovery in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 7 Investments in associates and joint ventures
[6]	Includes imparment recognition in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 7 Investments in associates and joint ventures
[7]	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.